Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2020
Finance Expense Net [Abstract]
Schedule of Finance Expense, Net
	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
Interest expense	(978,477)	(2,605,167)	(2,650,317)
Interest income	52,934	91,320	35,035
Total	(925,543)	(2,513,847)	(2,615,282)